C3 Leases	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
C3 Leases

Leases
Leases with the Company as lessee

Right-of-use
assets

	2021				2020
	Real estate	Vehicles	Other	Total	Real estate	Vehicles	Other	Total
Cost
Opening balance	11,784	823	171	12,778	11,263	698	126	12,087
Additions	1,759	258	—	2,017	2,220	339	45	2,604
Balances regarding acquired/divested business	(10)	(11)	—	(21)	126	—	—	126
Terminations	(395)	(180)	—	(575)	(926)	(130)	—	(1,056)
Translation differences	618	40	—	658	(899)	(84)	—	(983)
Closing balance	13,756	930	171	14,857	11,784	823	171	12,778

Accumulated depreciations
Opening balance	(3,700)	(390)	(55)	(4,145)	(2,126)	(260)	(28)	(2,414)
Depreciations	(2,002)	(251)	(24)	(2,277)	(2,082)	(277)	(28)	(2,387)
Balances regarding divested business	8	6	—	14	1	—	—	1
Terminations	233	158	—	391	238	109	—	347
Translation differences	(226)	(18)	—	(244)	269	38	1	308
Closing balance	(5,687)	(495)	(79)	(6,261)	(3,700)	(390)	(55)	(4,145)

Accumulated impairment losses
Opening balance	(340)	—	—	(340)	(872)	—	—	(872)
Impairment losses	—	—	—	—	(47)	—	—	(47)
Terminations	63	—	—	63	553	—	—	553
Translation differences	(26)	—	—	(26)	26	—	—	26
Closing balance	(303)	—	—	(303)	(340)	—	—	(340)

Financial sublease
Opening balance	(313)	—	—	(313)	(314)	—	—	(314)
Derecognition	—	—	—	—	(42)	—	—	(42)
Translation differences	(32)	—	—	(32)	43	—	—	43
Closing balance	(345)	—	—	(345)	(313)	—	—	(313)

Net carrying value	7,421	435	92	7,948	7,431	433	116	7,980
Lease liabilities
The lease liabilities amounted to SEK 9,303 (9,300) million
,
of which SEK 2,224 (2,196) million is classified as current. The remaining contractual maturities as of December 31, 2021, is shown in note D4 “Contractual obligations.”
Lease cost
The total lease cost amounted to SEK 3,375 (3,704) million, of which depreciation SEK 2,277 (2,387) million, impairment losses SEK 0 (47) million, lease expense relating to low-value
assets SEK 434 (516) million, interest expense SEK 426 (490) million and variable lease expense SEK 238 (264) million. Variable lease expense consists mainly of property tax.
Cash payments

Cash payments

	2021	2020
Repayments of the lease liabilities 1)	(2,368)	(2,417)
Interest expense of the lease liabilities	(426)	(490)
Low-value asset not included in the measurement of the liabilities	(434)	(516)
Variable lease payments not included in the measurement of the lease liabilities	(238)	(264)
Total cash outflow	(3,466)	(3,687)

1)	Including advance payments.
Future cash outflow
Future cash outflows from leases not yet commenced in 2021 to which Ericsson as the lessee is committed is SEK
157

(104) million.
Leases with the Company as lessor
Lessor leases relate to subleases of real estate. These lease contracts vary in length from 1 to 11 years.
Receivables related to subleases
in
2021 amounted for operating leases to SEK 70 (75) million and for financial leases to SEK 64 (56) million. Interest income from financial subleases was SEK 9 (11) million.
At December 31, 2021, future minimum payment receivables were distributed as follows:

Future minimum payment
receivables

	Financial leases	Operating leases
2022	66	47
2023	67	22
2024	69	9
2025	12	3
2026	—	1
2027 and later	—	2
Total	214	84